Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Event	Subsequent Event
On February 2, 2026, Celanese Corporation completed the sale of the Micromax® business to Element Solutions Inc ("ESI"). Certain former employees of the Company and its participating affiliates transferring to ESI in connection with the transaction will be eligible to continue to participate in the Plan, with substantially the same benefits. Effective February 2, 2026, ESI will become a participating employer of the Plan which is intended to qualify as a multiple employer plan in accordance with IRS Code Section 413(c).